Schedule of Profit before tax (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Lossprofit Before Tax
Marketing and advertisement	$ 480,960	$ 611,733	$ 698,336
Legal and professional fees	191,393	243,433	426,740
Insurance	269,199	342,394	48,112
Transportation	34,789	44,248	38,367
Bad debts written off	473,515	602,264
Provision for expected credit losses	217,863	277,101	50,168
Short term lease expenses	110,917	141,075	3,180
Depreciation of property and equipment		107,659	30,093
Depreciation of property and equipment	84,644
Amortisation of right-of-use assets	843,989	1,073,469	498,635
Recruitment	1,815	2,309	131,786
Membership and subscription	16,207	20,614	38,919
Telephone	32,869	41,806	32,746
Director's salaries and bonuses	261,813	333,000	121,200
Director's CPF	23,764	30,226	137
Employees' salaries and bonus	3,990,917	5,076,048	3,218,275
Employees' CPF	370,127	470,765	177,754
Other staff expenses	$ 383,594	$ 487,894	$ 121,576